Share Capital - Disclosure of fair value assumptions of options granted (Details)	12 Months Ended
Apr. 30, 2022 Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected Dividend Yield	0.00%
Expected Term in Years	5
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	0.79%
Expected Volatility	100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk Free Interest Rate	1.65%
Expected Volatility	104.00%
Expected Term in Years	10